PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
Property Plant And Equipment
PROPERTY, PLANT AND EQUIPMENT

11       PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment movements for the years ended December 31, 2025, 2024 and 2023 are as follows:

	Mineral properties	Land and buildings	Furniture, fixtures and equipment	Plant and machinery	Right of use assets	Assets under construction	Total
Net book value at December 31, 2024	312,312	51,948	9,835	63,692	29,609	143,388	610,784

Additions	79,312	9,379	1,940	4,236	6,926	103,251	205,044
Bluestone acquisition	46,990	20,337	96	1,980	-	5,818	75,221
Mineração Serra Grande acquisition	89,833	34,334	37	10,410	3,186	5,046	142,846
Depletion and amortization	(33,925)	(13,025)	(3,378)	(24,314)	(12,229)	-	(86,871)
Transfers	41,425	12,756	-	182,332	-	(236,513)	-
Disposals	(1,171)	(181)	(247)	(60)	(11)	-	(1,670)
Net book value at December 31, 2025	534,776	115,548	8,283	238,276	27,481	20,990	945,354
Consisting of:
Cost	831,232	651,468	576,669	773,741	584,944	452,445	3,870,499
Accumulated Depreciation	(296,456)	(535,920)	(568,386)	(535,465)	(557,463)	(431,455)	(2,925,145)
Net book value at December 31, 2025	534,776	115,548	8,283	238,276	27,481	20,990	945,354

	Mineral properties	Land and buildings	Furniture, fixtures and equipment	Plant and machinery	Right of use assets	Assets under construction	Total
Net book value at December 31, 2023	318,651	53,861	10,719	62,138	37,814	5,550	488,733

Additions	28,921	7,216	1,102	11,873	2,711	137,848	189,671
Depreciation	(34,304)	(8,732)	(1,796)	(6,984)	(10,916)	-	(62,732)
Disposals	(956)	(397)	(190)	(3,335)	-	(10)	(4,888)
Net book value at December 31, 2024	312,312	51,948	9,835	63,692	29,609	143,388	610,784
Consisting of:
Cost	574,843	136,822	26,609	192,955	54,952	143,388	1,129,569
Accumulated Depreciation	(262,531)	(84,874)	(16,774)	(129,263)	(25,343)	-	(518,785)
Net book value at December 31, 2024	312,312	51,948	9,835	63,692	29,609	143,388	610,784

	Mineral properties	Land and buildings	Furniture, fixtures and equipment	Plant and machinery	Right of use assets	Assets under construction	Total
Net book value at December 31, 2022	242,858	43,667	13,292	20,267	44,437	14,011	378,532

Additions	45,261	5,027	717	4,465	3,584	46,345	105,399
Borborema Inc acquisition (Note 5)	54,054	-	-	-	-	-	54,054
Transfers	1,637	11,239	(1,777)	43,707	-	(54,806)	-
Depreciation	(24,895)	(5,868)	(1,433)	(6,301)	(10,031)	-	(48,528)
Disposals	(264)	(204)	(80)	-	(176)	-	(724)
Net book value at December 31, 2023	318,651	53,861	10,719	62,138	37,814	5,550	488,733
Consisting of:
Cost	546,878	130,003	25,697	184,417	52,241	5,550	944,786
Accumulated Depreciation	(228,227)	(76,142)	(14,978)	(122,279)	(14,427)	-	(456,053)
Net book value at December 31, 2023	318,651	53,861	10,719	62,138	37,814	5,550	488,733

The right of use assets relate to the lease liability obligations disclosed in Note 18(b).

The asset retirement obligation is included within mineral properties, with the related liability recognized in current and non-current liabilities, as disclosed in Note 16.

For the period ended December 31, 2025, $7,187 of interest related to loans and debentures was capitalized (100% capitalization rate) as part of the construction cost at Borborema project, that was only capitalized until the mine reached commercial production in September of 2025 ($4,991 for the year ended December 31, 2024 and $ 3,220 for the year ended December 31, 2023).

Management assessed whether there were any indicators of impairment for property, plant and equipment, including assets under construction, as of December 31, 2025. Based on internal and external sources of information, no impairment indicators were identified and, accordingly, no impairment loss was recognized during the period.